Significant Agreements and Contracts	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Agreements and Contracts

(3) Significant Agreements and Contracts

License Agreement

In August 2006, the Company entered into a license agreement for certain intellectual property with Harvard University (the “University”). The agreement required the Company to pay a nonrefundable license fee of $250,000 and certain accrued patent expenses of approximately $61,000, and to issue 31,379 shares of common stock to the University upon the closing of a successful financing. Such consideration, which totaled $312,000, was recorded in research and development expenses in 2006.

The Company is obligated to make certain payments totaling up to, approximately $15.1 million upon achievement of certain development and regulatory milestones and royalties on net sales of products covered by the agreement. The Company made no payments to the University during the three and six months ended June 30, 2013 and June 30, 2012. The Company has made a total of $1.7 million in upfront and milestone payments to the University since inception.

In January 2007 and April 2010, the Company and the University amended the license agreement to include certain additional intellectual property. The Company paid an additional $25,000 with each amendment. In February 2011, the license agreement was further amended to include additional intellectual property in the license granted by the University without the payment of any additional consideration.

Government Grant and Contracts

BARDA Contract for Eravacycline

The Company has received funding for its lead product candidate, eravacycline, under an award from BARDA. In January 2012, BARDA awarded a five-year contract that provides for up to a total of $67.0 million in funding for the development, manufacturing and clinical evaluation of eravacycline for the treatment of disease caused by bacterial biothreat pathogens.

In connection with the BARDA Contract, in February 2012, the Company entered into a five-year cost-plus-fixed-fee subcontract with CUBRC under which it may receive funding of up to approximately $39.8 million, reflecting the portion of the BARDA funding that may be paid to the Company for its activities.

Although the BARDA Contract, and the Company’s subcontract with CUBRC under the BARDA Contract, have five-year terms, BARDA is entitled to terminate the project for convenience at any time, and is not obligated to provide continued funding beyond current-year amounts from Congressionally approved annual appropriations. As of June 30, 2013, committed funding from CUBRC under the Company’s BARDA subcontract has increased by $9.3 million from $6.3 million during the original twelve-month base period ended January 31, 2013 to $15.6 million through the current contract end date, which has been extended to April 30, 2015 as a result of the exercise of several options by BARDA under the BARDA Contract. Total funds of $7.5 million have been received by the Company through June 30, 2013 under this contract.

NIAID Grant and Contract for TP-271

The Company has received funding for its preclinical compound TP-271 under two awards from NIAID for the development, manufacturing and clinical evaluation of TP-271 for respiratory diseases caused by biothreat and antibiotic-resistant public health pathogens, as well as bacterial pathogens associated with community-acquired bacterial pneumonia:

•	the NIAID Grant awarded in July 2011 that provides up to a total of approximately $2.8 million over five years; and

•	the NIAID Contract awarded in September 2011 that provides up to a total of approximately $35.8 million in funding over five years.

In connection with the NIAID Grant, in November 2011, CUBRC awarded the Company a 55-month, no-fee subaward of approximately $980,000, reflecting the portion of the NIAID Grant funding that may be paid to the Company for its activities.

In connection with the NIAID Contract, in October 2011, the Company entered into a five-year cost-plus-fixed-fee subcontract with CUBRC under which the Company may receive funding of up to approximately $13.3 million, reflecting the portion of the NIAID Contract funding that may be paid to the Company for its activities.

Although the NIAID Contract, the NIAID Grant and the Company’s subcontract with CUBRC under the NIAID Contract have terms of five years, and the Company’s subaward under the NIAID Grant has a term of 55 months, NIAID is entitled to terminate the project for convenience at any time, and is not obligated to provide continued funding beyond September 30, 2016. To the extent NIAID ceases to provide funding of the programs to CUBRC, CUBRC has the right to cease providing funding to the Company. As of June 30, 2013, committed funding from CUBRC under the Company’s subcontract with respect to the NIAID Contract has increased by $1.6 million from $5.9 million during the original 25-month base period ended October 31, 2013 to $7.5 million through the current contract end date which has been extended to September 30, 2016. Total funds of $3.4 million had been received through June 30, 2013. Committed funding from CUBRC under the Company’s subaward with respect to the NIAID Grant increased by $0.1 million during the three months ending June 30, 2013 from $0.6 million to $0.7 million through the current contract end date, which was extended from May 31, 2013 to May 31, 2016. Total funds of $0.4 million had been received through June 30, 2013.

Note 3. Significant Agreements and Contracts

License Agreement

In August 2006, the Company entered into a license agreement for certain intellectual property with Harvard University (the University). The agreement required the Company to pay a nonrefundable license fee of $250,000 and certain accrued patent expenses of approximately $61,000, and to issue 31,379 shares of common stock to the University upon the closing of a successful financing. Such consideration, which totaled $312,000, was recorded in research and development expenses in 2006.

The Company is obligated to make certain payments totaling up to, approximately $15.1 million upon achievement of certain development and regulatory milestones and royalties on net sales of products covered by the agreement. In accordance with the license agreement, the Company paid the University $325,000 in milestone payments in the year ended December 31, 2009, no payments in the year ended December 31, 2010, $1.1 million in milestone payments in the year ended December 31, 2011, and no payments in the year ended December 31, 2012. The Company has made a total of $1.7 million in upfront and milestone payments to the University since inception.

In January 2007 and April 2010, the Company and the University amended the license agreement to include certain additional intellectual property. The Company paid an additional $25,000 with each amendment. In February 2011, the license agreement was further amended to include additional intellectual property in the license granted by the University without the payment of any additional consideration.

Government Grant and Contracts

NIAID Grant and Contract for TP-271

The Company has received funding for its preclinical compound TP-271 under two awards from NIAID for the development, manufacturing and clinical evaluation of TP-271 for respiratory diseases caused by biothreat and antibiotic-resistant public health pathogens, as well as bacterial pathogens associated with community-acquired bacterial pneumonia:

•	the NIAID Grant awarded in July 2011 that provides up to a total of approximately $2.8 million over five years; and

•	the NIAID Contract awarded in September 2011 that provides up to a total of approximately $35.8 million in funding over five years.

In connection with the NIAID Grant, in November 2011, CUBRC awarded the Company a 55-month, no-fee subaward of approximately $980,000, reflecting the portion of the NIAID Grant funding that may be paid to the Company for its activities.

In connection with the NIAID Contract, in October 2011, the Company entered into a five-year cost-plus-fixed-fee subcontract with CUBRC under which the Company may receive funding of up to approximately $13.3 million, reflecting the portion of the NIAID Contract funding that may be paid to the Company for its activities.

Although the NIAID Contract, the NIAID Grant and the Company’s NIAID subcontract have terms of five years, and the Company’s NIAID subaward has a term of 55 months, NIAID is entitled to terminate the project for convenience at any time, and is not obligated to provide continued funding beyond an initial 25-month base period.

BARDA Contract for Eravacycline

The Company has received funding for its lead product candidate, eravacycline, under an award from BARDA. In January 2012, BARDA awarded a five-year contract that provides for up to a total of $67.0 million in funding for the development, manufacturing and clinical evaluation of eravacycline for the treatment of disease caused by bacterial biothreat pathogens.

In connection with the BARDA Contract, in February 2012, the Company entered into a five-year cost-plus-fixed-fee subcontract with CUBRC under which it may receive funding of up to approximately $39.8 million, reflecting the portion of the BARDA funding that may be paid to the Company for its activities.

Although the BARDA Contract, and the Company’s subcontract with CUBRC under the BARDA Contract, have five-year terms, BARDA is entitled to terminate the project for convenience at any time, and is not obligated to provide continued funding beyond current-year amounts from Congressionally approved annual appropriations. For the 12-month base period from February 1, 2012 through January 31, 2013, committed funding from CUBRC under the Company’s BARDA subcontract was $6.3 million. As of December 31, 2012, the Company had received $3.4 million of this $6.3 million. In January 2013, BARDA committed to provide funding of $13.9 million to CUBRC for the eravacycline program for the 12-month period from February 1, 2013 to January 31, 2014. Committed funding from CUBRC to the Company under the Company’s BARDA subcontract for the 12-month period from February 1, 2013 to January 31, 2014 is $6.4 million.